Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Feb. 27, 2024
Prospectus Date	Feb. 27, 2024
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Prospectus:
Trading Symbol	TBJL
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus:
Trading Symbol	TFJL
Innovator Defined Wealth Shield ETF | Innovator Defined Wealth Shield ETF
Prospectus:
Trading Symbol	BALT
Innovator Buffer Step-Up Strategy ETF | Innovator Buffer Step-Up Strategy ETF
Prospectus:
Trading Symbol	BSTP
Innovator Power Buffer Step-Up Strategy ETF | Innovator Power Buffer Step-Up Strategy ETF
Prospectus:
Trading Symbol	PSTP
Innovator Hedged TSLA Strategy ETF | Innovator Hedged TSLA Strategy ETF
Prospectus:
Trading Symbol	TSLH
Innovator Equity Managed Floor ETF | Innovator Equity Managed Floor ETF
Prospectus:
Trading Symbol	SFLR
Innovator Equity Defined Protection ETF - 2 Yr to July 2025 | Innovator Equity Defined Protection ETF - 2 Yr to July 2025
Prospectus:
Trading Symbol	TJUL
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
Prospectus:
Trading Symbol	EALT
Innovator U.S. Equity 10 Buffer ETF - Quarterly | Innovator U.S. Equity 10 Buffer ETF - Quarterly
Prospectus:
Trading Symbol	ZALT